Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Total
Balance at Dec. 31, 2016	$ 232	$ 3,890,119	$ (314,473)	$ 1,201,103	$ (239,255)	$ 4,537,726
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		87,039				87,039
Issuance of shares under employee related plans	1	30,031				30,032
Net share settlement of restricted share units		(6,342)				(6,342)
Other comprehensive income, net			341,439			341,439
Net income				759,872		759,872
Balance at Dec. 31, 2017	233	3,998,694	26,966	1,963,128	(239,255)	5,749,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative change in accounting policy		(2,153)		2,153
Share-based compensation		115,983				115,983
Issuance of shares under employee related plans	2	28,817				28,819
Treasury shares					(664,811)	(664,811)
Net share settlement of restricted share units		(13,855)				(13,855)
Other comprehensive income, net | Accounting Standards Update 2017-12 [Member]			(188,601)			(188,601)
Other comprehensive income, net						(188,613)
Net income				954,843		954,843
Balance at Dec. 31, 2018	235	4,129,639	(161,647)	2,898,840	(904,066)	5,963,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative change in accounting policy			(12)	(19,131)		(19,143)
Share-based compensation		95,055				95,055
Issuance of shares under employee related plans	2	31,935				31,937
Treasury shares					(349,860)	(349,860)
Net share settlement of restricted share units		(20,939)				(20,939)
Other comprehensive income, net			(133,843)			(133,843)
Net income				930,228		930,228
Balance at Dec. 31, 2019	$ 237	$ 4,235,690	$ (295,490)	$ 3,829,068	$ (1,253,926)	$ 6,515,579